AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2020

Securities Act File No. 033-17423
Investment Company Act File No. 811-05339

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	52	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	53	[	X	]

(Check Appropriate Box or Boxes)

CONCORDE FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o Concorde Financial Corporation
(d/b/a Concorde Investment Management)
8383 Preston Center Plaza Drive
Suite 360
Dallas, Texas 75225
(Address of Principal Executive Offices)(Zip Code)

(972) 701-5400
(Registrant's Telephone Number, Including Area Code)

Gary B. Wood, Ph.D.
Concorde Financial Corporation
(d/b/a Concorde Investment Management)
8383 Preston Center Plaza Drive
Suite 360
Dallas, Texas 75225
(Name and Address of Agent For Service)

WITH A COPY TO:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 52 to the Registration Statement of Concorde Funds, Inc. (the “Corporation”) on Form N-1A hereby incorporates Parts A, B and C from the Corporation’s PEA No. 51 on Form N‑1A filed January 28, 2020. This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on February 14, 2020.

CONCORDE FUNDS, INC.
(Registrant)

By: /s/ Gary B. Wood
Gary B. Wood, Ph.D.
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gary B. Wood	Principal Executive Officer;	February 14, 2020
Gary B. Wood, Ph.D.	Director

/s/ Gregory B. Wood	Treasurer	February 14, 2020
Gregory B. Wood

/s/ William Marcy	Director	February 14, 2020
William Marcy, Ph.D., P.E.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE